Convertible Debentures	12 Months Ended
Dec. 31, 2011
Convertible Debentures [Abstract]
Convertible Debentures

4. Convertible Debentures

On January 3, 2008, Pharmos Corporation completed a private placement of its 10% Convertible Debentures due November 2012. At the closing the Company issued $4,000,000 principal amount of the Debentures, at par, and received gross proceeds in the same amount. The purchasers consisted of certain existing investors in the Company, namely Venrock Associates (which is affiliated with Anthony B. Evnin), New Enterprise Associates (which is affiliated with Charles W. Newhall, III), Lloyd I. Miller, III and Robert F. Johnston.

The Debentures mature the earlier of November 1, 2012 or the sale of the Company. The Debentures, together with all accrued and unpaid interest thereon, may be repaid, without premium or penalty, commencing on November 1, 2011. Starting on November 1, 2009 (or earlier sale of the Company), any outstanding Debenture may be converted into common shares at the option of the holder. The conversion price is fixed equal to $0.70 per share. The Debentures bear interest at the rate of 10% per annum, payable semi-annually either in cash or common stock of the Company at the option of the Company, provided that an effective registration statement is in effect.

On April 21, 2009, Venrock Associates (which is affiliated with Anthony B. Evnin, a Director of the Company), New Enterprise Associates (which is affiliated with Charles W. Newhall, III, a Director of the Company) and Robert F. Johnston, the Company's Executive Chairman of the Board of Directors, agreed to convert the notes held by them, comprising an aggregate of $3,000,000 in principal amount, at a conversion price of $0.275 per share. An aggregate of 11,145,570 shares was issued upon conversion of the principal and accrued but unpaid interest on the debentures.

A registration statement covering the resale of the shares underlying the debenture held by Lloyd I. Miller, III, was declared effective in February 2011.